Putnam
Health
Sciences
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce that shortly after the close of your fund's fiscal year Margaret D. Smith was appointed to the fund's management team. Margaret joined Putnam in 1995 from State Street Research and has 10 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

REPORT FROM FUND MANAGEMENT

Richard B. England
David G. Carlson
Margery C. Parker

During the 12 months ended August 31, 2000, the health-care industry -- and the financial market overall -- delivered its share of ups and downs. For Putnam Health Sciences Trust, a disciplined investment strategy and a well-diversified portfolio helped deliver strong returns despite the volatility. Two health-care industries in particular, biotechnology and pharmaceuticals, took investors on a roller-coaster ride, although their underlying business fundamentals remained strong.

Total return for 12 months ended 8/31/00

       Class A          Class B          Class C          Class M
     NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   38.11%   30.17%   37.08%  32.08%   37.19%  36.19%   37.40%  32.60%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* PHARMACEUTICALS BENEFIT IN WAKE OF MARKET DECLINES

During the first half of the fiscal year, pharmaceutical stocks struggled in the shadow of a strong U.S. stock market. As new economy sectors such as technology delivered record-breaking returns, investors turned away from drug stocks, seeking industries that offered the potential for more rapid growth. By the midpoint of the fund's fiscal year, the lackluster performance of pharmaceutical stocks had brought their valuations to near-historic lows. We took advantage of this opportunity by adding more drug companies to the portfolio, as their stock prices were more attractive than we had seen in quite some time.

In March, the market euphoria of 1999 and early 2000 reversed sharply with a swift and dramatic selloff in the equity markets. The Nasdaq Composite Index, a common measure of technology stocks, was hardest hit, losing more than 35% of its value in the span of just 11 weeks. Not surprisingly, in the wake of this decline, investors fled to growth stocks they thought would offer less risk, including pharmaceuticals. The volatility of drug stocks throughout the period illustrates an important aspect of your fund's investment strategy. We did not make a significant shift out of the pharmaceutical sector in response to the short-term downturns, which allowed us to profit from their rebound in the latter half of the period. At the same time, we continued to diversify across a variety of health-care industries in an effort to reduce risk.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals             51.5%

Biotechnology               26.2%

Medical services            10.2%

Medical technology           9.1%

Other                        0.9%

Footnote reads:
*Based on net assets as of 8/31/00. Holdings will vary over time.


* GLOBAL GIANTS AND GENERIC FIRMS DELIVER STRONG RETURNS

Worth noting among the fund's large-company pharmaceutical stocks was Pfizer, Inc., the portfolio's largest holding at the close of the fiscal year. In June, Pfizer finalized its merger with rival Warner-Lambert to become the largest drug company in the United States and the second largest in the world. We're optimistic about the growth prospects of the combined company, which has retained the Pfizer name. In 1999, the two companies had 13 drugs with sales topping $500 million each, 8 of which exceeded $1 billion in sales. They include products such as the cholesterol-lowering drug Lipitor, the cardiovascular drug Norvasc, and the impotence treatment Viagra. In our opinion, Pfizer's powerful product line, combined with cost-cutting initiatives associated with the merger, indicate strong growth potential for this global giant.

Also in the pharmaceutical sector, several generic drug companies contributed to your fund's returns. In the next few years, a large number of name-brand drugs are scheduled to go off patent, paving the way for generic companies to market less expensive versions of blockbuster products. IVAX Corp., for example, manufactures and markets more than 50 generic prescription drugs and 500 other drugs and vitamins. The company also markets proprietary products, including a cancer treatment and an inhaler for asthma sufferers. Generic products represent about 65% of IVAX sales. Toward the end of the period, IVAX was pursuing approval for its generic version of Bristol-Myers Squibb Co.'s cancer blockbuster, Taxol.

* BIOTECHS OFFER STRONG GROWTH, VOLATILITY

In direct contrast to pharmaceuticals, biotechnology stocks delivered strong performance in the first half of fiscal 2000, followed by weakness in the latter half. The rally in biotech stocks began in mid 1999 and grew steadily through early 2000. Performance of biotechs mirrored that of other new economy industries such as technology, reaching breathtaking heights as a result of unprecedented investor enthusiasm.


"We did not make a significant shift out of the pharmaceutical sector in response to the short-term downturns, which allowed us to profit from their rebound in the latter half of the period."

-- Richard B. England, portfolio manager


Contributing to the success of biotech stocks was the launch of several innovative products and the publicity surrounding genomics -- the study of the structure and function of human genes that is expected to bring dramatic advances in drug discovery. In addition, a number of new biotech companies are entering the market, generating still more excitement about the future of the industry. So far in the 2000 calendar year, nearly 50 U.S.-based biotech companies have completed initial public offerings, raising $4.7 billion. Globally 71 offerings have raised a total of $5.9 billion, dramatically outpacing 1999's total of 21 offerings and $915 million.

As these stocks soared to record heights in the first half of the period, we became concerned about their heightened valuations and trimmed your fund's biotech holdings. When the technology sector corrected sharply in March, biotechs declined sharply as well. While their weak performance continued for about two months, the biotech industry began to recover in the final months of the period.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Lilly (Eli) & Co.
Pharmaceuticals

Genentech, Inc.
Biotechnology

Pharmacia Corp.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

Abbott Laboratories
Pharmaceuticals

PE Corp.-PE Biosystems Group
Biotechnology

Merck & Co., Inc.
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Allergan, Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 35.7% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


One strong performer in your fund's portfolio was Millennium Pharmaceuticals, Inc., a company known for its expertise in genetic research. The company studies the function of human genes and develops products based on its findings. For example, Millennium recently announced a discovery that could be valuable in developing treatments for cardiovascular disease. Another fund holding, Sepracor, Inc., develops improved versions of widely prescribed drugs, seeking to provide safer, purer, and more effective products. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* HEALTH-CARE SERVICES STOCKS STRENGTHEN

For the 2000 fiscal year, stocks of health-care services such as HMOs and hospitals showed signs of recovery after a difficult few years. After struggling with the Balanced Budget Act of 1997, hospitals began to strengthen their business fundamentals. One notable holding in this sector is HCA-The Healthcare Corp., formerly known as Columbia/HCA Healthcare Corporation. The company, which operates 207 hospitals in the United States, England, and Switzerland, was a strong performer, particularly in the latter half of the period.

HMOs have been faced with a difficult regulatory environment and rising health-care costs. In the past 12 months, however, enrollment in HMOs has grown and many organizations are improving their profit margins. In the fund's portfolio, Trigon Healthcare, Inc. was an example. This HMO, the former Blue Cross/Blue Shield of Virginia, has boosted enrollment and has put in place effective cost-control programs, which have driven earnings growth. We believe the legal outlook for HMOs has improved as a number of recent court decisions have reduced the potential for damaging lawsuits.

* DIVERSIFICATION, DISCIPLINE CONTINUE INTO NEW FISCAL YEAR

As we look ahead to the new fiscal year, we remain optimistic about the long-term prospects for the health-care sector. Pharmaceutical companies have impressive pipelines of drugs in development and the innovation and growth potential in the still-emerging biotechnology industry is extremely impressive. We also remain committed to our strategy of diversifying across many health-care industries while keeping a strategic eye on market conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.


TOTAL RETURN FOR PERIODS ENDED 8/31/00

                   Class A         Class B         Class C         Class M
(inception dates) (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                 NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           38.11%  30.17%  37.08%  32.08%  37.19%  36.19%  37.40%  32.60%
------------------------------------------------------------------------------
5 years         194.04  177.12  183.24  181.23  183.47  183.47  186.85  176.83
Annual average   24.07   22.61   23.15   22.97   23.17   23.17   23.46   22.59
------------------------------------------------------------------------------
10 years        494.65  460.48  450.72  450.72  452.00  452.00  465.20  445.40
Annual average   19.52   18.81   18.60   18.60   18.63   18.63   18.91   18.49
------------------------------------------------------------------------------
Annual average
(life of fund)   18.08   17.69   17.06   17.06   17.20   17.20   17.36   17.13
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/00

                        S&P 500         Consumer
                         Index         price index
----------------------------------------------------
1 year                  16.32%            3.23%
----------------------------------------------------
5 years                 193.58           12.81
Annual average           24.02            2.44
----------------------------------------------------
10 years                493.39           31.16
Annual average           19.49            2.75
----------------------------------------------------
Annual average
(life of fund)           18.94            3.28
----------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, 10-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/31/90

               Fund's class A       S&P 500        Consumer price
Date            shares at POP        Index             index

8/31/90             9,425            10,000            10,000
8/31/91            13,338            12,690            10,380
8/31/92            13,234            13,696            10,707
8/31/93            12,379            15,780            11,003
8/31/94            15,273            16,643            11,322
8/31/95            19,062            20,212            11,626
8/31/96            23,658            23,997            11,953
8/31/97            31,336            33,752            12,219
8/31/98            33,680            36,484            12,424
8/31/99            40,582            51,014            12,705
8/31/00           $56,048           $59,339           $13,116

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $55,072 and $55,200, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $56,520 ($54,540 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/00

                       Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions
(number)*                --           --           --           --
------------------------------------------------------------------------------
Share value:        NAV     POP      NAV          NAV       NAV      POP
------------------------------------------------------------------------------
8/31/99           $59.51  $63.14    $56.96       $59.48   $58.47   $60.59
------------------------------------------------------------------------------
8/31/00            82.19   87.20     78.08        81.60    80.34    83.25
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                    Class A         Class B         Class C        Class M
(inception dates)  (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           54.53%  45.66%  53.39%  48.39%  53.52%  52.52%  53.77%  48.39%
------------------------------------------------------------------------------
5 years         187.93  171.41  177.35  175.35  177.59  177.59  180.84  171.02
Annual average   23.55   22.10   22.63   22.46   22.65   22.65   22.94   22.07
------------------------------------------------------------------------------
10 years        552.92  515.50  504.51  504.51  506.12  506.12  520.75  499.15
Annual average   20.64   19.93   19.71   19.71   19.74   19.74   20.03   19.61
------------------------------------------------------------------------------
Annual average
(life of fund)   18.32   17.94   17.30   17.30   17.44   17.44   17.60   17.37
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended August 31, 2000

To the Trustees and Shareholders of
Putnam Health Sciences Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Health Sciences Trust (the "fund") at August 31,
2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 10, 2000




THE FUND'S PORTFOLIO
August 31, 2000

COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (26.2%)
-------------------------------------------------------------------------------------------------------------------
            248,600 Abgenix, Inc. (NON)                                                              $   18,687,728
            372,400 Alexion Pharmaceuticals, Inc. (NON)                                                  39,102,000
            747,000 Alkermes, Inc. (NON)                                                                 34,548,750
            237,200 Allos Therapeutics, Inc. (NON)                                                        2,787,100
          1,918,000 Amgen, Inc. (NON)                                                                   145,408,375
            353,500 Applied Molecular Evolution, Inc. (NON)                                              11,378,281
            712,500 Biovail Corp. (Canada) (NON)                                                         45,644,531
            312,000 Caliper Technologies Corp. (NON)                                                     19,383,000
            199,300 Celera Genomics (NON)                                                                21,611,594
            668,500 Cephalon, Inc. (NON)                                                                 33,633,906
            452,200 Connetics Corp. (NON)                                                                 8,054,813
          1,048,000 COR Therapeutics, Inc. (NON)                                                         58,950,000
             67,433 Diversa Corp. (NON)                                                                   1,921,841
            614,500 Enzon, Inc. (NON)                                                                    37,407,688
            139,900 Genaissance Pharmaceuticals (NON)                                                     3,121,519
          1,440,900 Genentech, Inc. (NON)                                                               274,491,450
            616,900 Gilead Sciences, Inc. (NON)                                                          66,625,200
          1,034,200 Guilford Pharmaceuticals, Inc. (NON)                                                 27,664,850
          1,962,400 IDEXX Laboratories, Inc. (NON) (AFF)                                                 51,267,700
             83,600 Illumina, Inc. (NON)                                                                  3,741,100
          1,621,900 Immunex Corp. (NON)                                                                  81,500,475
              4,600 Intermune Pharmaceuticals, Inc. (NON)                                                   175,088
            124,100 Maxim Pharmaceuticals, Inc. (NON)                                                     7,593,369
            230,500 Medarex, Inc. (NON)                                                                  25,470,250
          1,725,200 Medimmune, Inc. (NON)                                                               145,132,450
            607,200 Millennium Pharmaceuticals, Inc. (NON)                                               86,905,500
            815,700 Miravant Medical Technologies (NON)                                                  20,443,481
          2,036,000 PE Corp.-PE Biosystems Group                                                        200,291,500
            416,000 Protein Design Labs, Inc. (NON)                                                      31,616,000
            605,300 QIAGEN NV (Netherlands) (NON)                                                        28,903,075
            755,200 QLT PhotoTherapeutics, Inc. (Canada) (NON)                                           55,932,000
            243,400 Regeneration Technologies, Inc. (NON)                                                 3,514,088
          1,468,400 Sepracor, Inc. (NON)                                                                161,524,000
            524,200 Tanox, Inc. (NON)                                                                    24,375,300
            469,200 Transkaryotic Therapies, Inc. (NON)                                                  20,351,550
            749,660 Trimeris, Inc. (NON)                                                                 51,726,540
                                                                                                     --------------
                                                                                                      1,850,886,092

Medical Services (10.2%)
-------------------------------------------------------------------------------------------------------------------
            340,300 Allscripts, Inc. (NON)                                                                9,932,506
          1,778,850 Baxter International, Inc.                                                          148,089,263
          1,465,500 Cardinal Health, Inc.                                                               119,896,219
          1,231,500 CIGNA Corp.                                                                         119,763,375
             51,700 First Health Group Corp. (NON)                                                        1,605,931
          2,135,300 HCA -- The Healthcare Corp.                                                          73,667,850
            713,700 Invitrogen Corp. (NON)                                                               45,052,313
          1,471,900 Lincare Holdings, Inc. (NON)                                                         37,533,450
            538,900 On Assignment, Inc. (NON)                                                            16,099,638
            910,900 Province Healthcare Co. (NON)                                                        40,876,638
            789,500 Trigon Healthcare, Inc. (NON)                                                        40,757,938
            724,100 UnitedHealth Group, Inc.                                                             68,427,450
                                                                                                     --------------
                                                                                                        721,702,571

Medical Technology (9.1%)
-------------------------------------------------------------------------------------------------------------------
          1,429,000 ArthroCare Corp. (NON) (AFF)                                                         63,590,500
            182,200 Avigen, Inc. (NON)                                                                    6,638,913
            590,500 Cerus Corp. (NON)                                                                    31,333,406
            730,100 Cyberonics, Inc. (NON)                                                               12,001,019
             92,600 Decode Genetics, Inc. (NON)                                                           2,558,075
             39,600 Lion Bioscience AG (Germany) (NON)                                                    3,480,932
          2,076,466 Medtronic, Inc.                                                                     106,418,883
            634,200 Millipore Corp.                                                                      38,606,925
            860,200 Minimed, Inc. (NON)                                                                  61,759,672
            329,100 Molecular Devices Corp. (NON)                                                        27,253,594
            324,300 ResMed, Inc. (NON)                                                                   11,938,294
          1,110,900 St. Jude Medical, Inc. (NON)                                                         44,019,413
            474,500 SonoSite, Inc. (NON) (AFF)                                                           15,866,094
            819,000 Stryker Corp.                                                                        36,701,438
          1,635,600 Sybron International Corp. (NON)                                                     37,209,900
            588,200 Ventana Medical Systems, Inc. (NON)                                                  16,432,837
          1,615,300 Waters Corp. (NON)                                                                  128,517,306
                                                                                                     --------------
                                                                                                        644,327,201

Other (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,546,500 CVS Corp.                                                                            57,413,813
              5,103 Givaudan (Switzerland) (NON)                                                          1,364,940
                                                                                                     --------------
                                                                                                         58,778,753

Pharmaceuticals (51.5%)
-------------------------------------------------------------------------------------------------------------------
          4,811,600 Abbott Laboratories                                                                 210,507,500
          2,366,100 Allergan, Inc.                                                                      173,021,063
          1,215,283 Alpharma, Inc., Class A                                                              68,815,400
            431,400 Alza Corp. (NON)                                                                     32,624,625
          3,242,100 American Home Products Corp.                                                        175,681,294
            560,300 Andrx Corp. (NON)                                                                    48,746,100
            326,700 Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                       14,783,175
          1,859,700 AstraZeneca Group PLC ADR (United Kingdom)                                           84,732,581
          1,901,803 Aventis SA (France)                                                                 142,832,252
            536,200 Barr Laboratories, Inc. (NON)                                                        38,070,200
          2,048,200 Bristol-Myers Squibb Co.                                                            108,554,600
          1,464,140 Elan Corp. PLC ADR (Ireland) (NON)                                                   85,377,664
            544,800 Forest Laboratories, Inc. (NON)                                                      53,322,300
          2,287,000 Fujisawa Pharmaceutical Co., Ltd. (Japan)                                            77,870,838
          1,295,000 Inhale Therapeutic Systems, Inc. (NON)                                               65,397,500
            140,600 Inspire Pharmaceuticals, Inc. (NON)                                                   2,460,500
            495,500 Ista Pharmaceuticals, Inc. (NON)                                                      6,534,406
          2,342,600 IVAX Corp.                                                                           81,112,525
          2,416,210 Johnson & Johnson                                                                   222,140,307
          3,846,400 Lilly (Eli) & Co.                                                                   280,787,200
            285,100 Medicines Co. (NON)                                                                   7,127,500
            744,700 Medicis Pharmaceutical Corp., Class A (NON)                                          47,986,606
          2,531,100 Merck & Co., Inc.                                                                   176,860,613
            808,700 NPS Pharmaceuticals, Inc. (NON)                                                      35,784,975
            188,000 Pain Therapeutics, Inc. (NON)                                                         3,619,000
         12,376,800 Pfizer, Inc.                                                                        535,296,600
          4,592,386 Pharmacia Corp.                                                                     268,941,605
            288,800 Priority Healthcare Corp., Class B (NON)                                             16,678,200
          1,238,200 Sanofi-Synthelabo SA (France)                                                        60,418,118
          4,118,900 Schering-Plough Corp.                                                               165,270,853
            104,576 Serono SA, Class B (Switzerland)                                                    122,691,622
          1,006,900 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           56,889,850
          1,432,000 Takeda Chemical Industries (Japan)                                                   84,756,777
            497,000 United Therapeutics Corp. (NON)                                                      42,920,609
            660,000 Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                          32,687,365
                                                                                                     --------------
                                                                                                      3,631,302,323
                                                                                                     --------------
                    Total Common Stocks (cost $4,194,814,645)                                        $6,906,996,940


CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            374,800 Intermune Pharmaceuticals, Inc. zero %, cv. pfd.
                    (acquired 8/11/00, cost 14,242,400) (NON) (RES)                                  $   12,839,243
                285 Third Wave Technologies, Ser. F, zero %, cv. pfd.
                    (acquired 7/18/00, cost 3,002,107) (NON) (RES)                                        3,091,592
                                                                                                     --------------
                    Total Convertible Preferred Stocks
                    (cost 17,244,507)                                                                $   15,930,835


SHORT-TERM INVESTMENTS (1.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   25,000,000 Park Avenue Receivables, effective yield of 6.52%,
                    September 14, 2000                                                               $   24,941,139
         50,000,000 Venture Business Trust, effective yield of 6.68%,
                    September 1, 2000                                                                    49,990,722
         35,000,000 Windmill Funding Corp., effective yield of 6.51%,
                    September 19, 2000                                                                   34,886,075
                                                                                                     --------------
                    Total Short-Term Investments (cost $109,817,936)                                 $  109,817,936
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,321,877,088) (b)                                      $7,032,745,711
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $7,056,278,826.

  (b) The aggregate identified cost on a tax basis is $4,328,218,619, resulting in gross unrealized appreciation and depreciation of $2,843,841,204 and $139,314,112, respectively, or net unrealized appreciation of $2,704,527,092.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2000 was $15,930,835, or 0.2% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,321,877,088) (Note 1)                                    $7,032,745,711
-------------------------------------------------------------------------------------------
Cash                                                                             12,525,546
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   5,447,317
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           17,459,854
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  102,134,400
-------------------------------------------------------------------------------------------
Total assets                                                                  7,170,312,828

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 92,787,375
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        7,223,159
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      8,851,739
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          622,471
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       156,234
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          5,247
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            4,130,580
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              257,197
-------------------------------------------------------------------------------------------
Total liabilities                                                               114,034,002
-------------------------------------------------------------------------------------------
Net assets                                                                   $7,056,278,826

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $4,027,907,225
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          317,555,789
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  2,710,815,812
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $7,056,278,826

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,942,733,891 divided by 47,969,822 shares)                                        $82.19
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $82.19)*                              $87.20
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,877,593,542 divided by 36,854,665 shares)**                                      $78.08
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($82,116,813 divided by 1,006,278 shares)**                                          $81.60
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($122,066,295 divided by 1,519,355 shares)                                           $80.34
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $80.34)*                              $83.25
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($31,768,285 divided by 386,112 shares)                                              $82.28
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $653,260) (including dividend
income of $200,710 from investments in affiliated issuers) (Note 5)          $   36,457,121
-------------------------------------------------------------------------------------------
Interest                                                                          9,236,936
-------------------------------------------------------------------------------------------
Total investment income                                                          45,694,057

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 30,278,723
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    6,143,617
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    88,444
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     33,367
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             8,051,318
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            23,494,625
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               351,373
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               747,349
-------------------------------------------------------------------------------------------
Other                                                                             2,566,250
-------------------------------------------------------------------------------------------
Total expenses                                                                   71,755,066
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (860,531)
-------------------------------------------------------------------------------------------
Net expenses                                                                     70,894,535
-------------------------------------------------------------------------------------------
Net investment loss                                                             (25,200,478)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)
(including realized gain of $59,808,490 on sales of
investments in affiliated issuers)                                              382,725,011
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     134,151
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           2,617
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the year                                   (52,203)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                    1,500,985,808
-------------------------------------------------------------------------------------------
Net gain on investments                                                       1,883,795,384
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $1,858,594,906
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year ended August 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (25,200,478) $   (20,427,022)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         382,861,779      (55,780,200)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                        1,500,933,605      780,662,816
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                1,858,594,906      704,455,594
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --     (209,438,189)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (143,039,807)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (6,108,803)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --       (1,256,551)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (858,186)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (36,651)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      75,325,424    1,193,092,454
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        1,933,920,330    1,536,809,861

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   5,122,358,496    3,585,548,635
--------------------------------------------------------------------------------------------------
End of year                                                        $7,056,278,826   $5,122,358,496
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $59.51       $53.50       $55.82       $43.67       $36.21
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)            (.08)(c)     (.07)(c)     (.01)(c)      .13(c)       .19
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    22.76        11.09         4.13        13.71         8.46
------------------------------------------------------------------------------------------------
Total from
investment operations                  22.68        11.02         4.12        13.84         8.65
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.02)        (.09)        (.27)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.03)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                       --        (5.01)       (6.44)       (1.69)       (1.19)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $82.19       $59.51       $53.50       $55.82       $43.67
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 38.11        20.50         7.48        32.46        24.12
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,942,734   $2,883,732   $2,236,469   $1,681,187   $1,166,794
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .93          .95         1.00         1.08         1.10
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.12)        (.11)        (.02)         .26          .43
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $56.96       $51.74       $54.54       $42.94       $35.72
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.56)        (.50)        (.44)        (.24)        (.13)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    21.68        10.73         4.06        13.44         8.35
------------------------------------------------------------------------------------------------
Total from
investment operations                  21.12        10.23         3.62        13.20         8.22
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.08)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.03)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                       --        (5.01)       (6.42)       (1.60)       (1.00)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $78.08       $56.96       $51.74       $54.54       $42.94
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 37.08        19.61         6.67        31.46        23.19
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,877,594   $2,141,640   $1,292,418     $567,928     $273,243
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.68         1.70         1.75         1.83         1.85
------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.87)        (.86)        (.76)        (.49)        (.31)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------
                                                          For the
                                        Year               period
Per-share                              ended           July 26, 1999+
operating performance                August 31          to August 31
---------------------------------------------------------------------
                                        2000                1999
---------------------------------------------------------------------
Net asset value,
beginning of period                   $59.48              $59.32
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment loss (c)                 (.64)               (.04)
---------------------------------------------------------------------
Net realized and unrealized
gain on investments                    22.76                 .20
---------------------------------------------------------------------
Total from
investment operations                  22.12                 .16
---------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------
From net
investment income                         --                  --
---------------------------------------------------------------------
From net realized gain
on investments                            --                  --
---------------------------------------------------------------------
From return of
capital                                   --                  --
---------------------------------------------------------------------
Total distributions                       --                  --
---------------------------------------------------------------------
Net asset value,
end of period                         $81.60              $59.48
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Total return at
net asset value (%)(a)                 37.19                 .27*
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $82,117              $3,770
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.68                 .17*
---------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.89)               (.09)*
---------------------------------------------------------------------
Portfolio turnover (%)                 67.34               79.12
---------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended August 31
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $58.47       $52.87       $55.47       $43.54       $36.17
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.41)        (.37)        (.31)        (.12)        (.02)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    22.28        10.98         4.13        13.65         8.46
------------------------------------------------------------------------------------------------
Total from
investment operations                  21.87        10.61         3.82        13.53         8.44
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.15)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.98)       (6.42)       (1.60)        (.92)
------------------------------------------------------------------------------------------------
From return of
capital                                   --         (.03)          --           --           --
------------------------------------------------------------------------------------------------
Total distributions                       --        (5.01)       (6.42)       (1.60)       (1.07)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $80.34       $58.47       $52.87       $55.47       $43.54
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 37.40        19.93         6.94        31.79        23.51
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $122,066      $93,216      $56,662      $23,675       $9,732
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.43         1.45         1.50         1.58         1.61
------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.62)        (.61)        (.51)        (.24)        (.05)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.34        79.12        40.45        44.54        10.55
------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------
                                     For the
                                      period
Per-share                          April 4, 2000+
operating performance              to August 31
--------------------------------------------------
                                        2000
--------------------------------------------------
Net asset value,
beginning of period                   $70.52
--------------------------------------------------
Investment operations
--------------------------------------------------
Net investment income (c)                .03
--------------------------------------------------
Net realized and unrealized
gain on investments                    11.73
--------------------------------------------------
Total from
investment operations                  11.76
--------------------------------------------------
Less distributions:
--------------------------------------------------
From net
investment income                         --
--------------------------------------------------
From net realized gain
on investments                            --
--------------------------------------------------
From return of
capital                                   --
--------------------------------------------------
Total distributions                       --
--------------------------------------------------
Net asset value,
end of period                         $82.28
--------------------------------------------------

Ratios and supplemental data
--------------------------------------------------
Total return at
net asset value (%)(a)                 16.68*
--------------------------------------------------
Net assets, end of period
(in thousands)                       $31,768
--------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .28*
--------------------------------------------------
Ratio of net investment income
to average net assets (%)                .04*
--------------------------------------------------
Portfolio turnover (%)                 67.34
--------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.


NOTES TO FINANCIAL STATEMENTS
August 31, 2000

Note 1
Significant accounting policies

Putnam Health Sciences Trust (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on April 4, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2000, the fund reclassified $25,200,478 to decrease accumulated net investment loss and $18,674,318 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $6,526,160. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 2000, fund expenses were reduced by $860,531 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,351 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,857,868 and $66,050 from the sale of class A and class M shares, respectively, and received $5,794,696 and $11,650 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $34,673 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,761,724,447 and $3,796,144,702, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,581,188        $874,603,879
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,581,188         874,603,879

Shares
repurchased                                (13,065,795)       (873,981,620)
---------------------------------------------------------------------------
Net increase/
(decrease)                                    (484,607)       $    622,259
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,780,996      $  955,941,380
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,939,701         176,969,983
---------------------------------------------------------------------------
                                            18,720,697       1,132,911,363

Shares
repurchased                                (12,073,075)       (718,353,158)
---------------------------------------------------------------------------
Net increase                                 6,647,622      $  414,558,205
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,910,307        $651,834,493
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,910,307         651,834,493

Shares
repurchased                                (10,654,967)       (667,703,577)
---------------------------------------------------------------------------
Net decrease                                  (744,660)       $(15,869,084)
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,563,008      $1,142,794,644
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,009,002         116,381,745
---------------------------------------------------------------------------
                                            21,572,010       1,259,176,389

Shares
repurchased                                 (8,950,494)       (515,983,962)
---------------------------------------------------------------------------
Net increase                                12,621,516      $  743,192,427
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,009,354         $70,261,698
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,009,354          70,261,698

Shares
repurchased                                    (66,467)         (4,766,432)
---------------------------------------------------------------------------
Net increase                                   942,887         $65,495,266
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                           August 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     63,961          $3,792,336
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                63,961           3,792,336

Shares
repurchased                                       (570)            (33,113)
---------------------------------------------------------------------------
Net increase                                    63,391          $3,759,223
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    505,805         $34,489,099
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               505,805          34,489,099

Shares
repurchased                                   (580,698)        (37,379,303)
---------------------------------------------------------------------------
Net decrease                                   (74,893)        $(2,890,204)
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    933,321         $55,847,824
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   91,148           5,409,712
---------------------------------------------------------------------------
                                             1,024,469          61,257,536

Shares
repurchased                                   (501,896)        (29,674,937)
---------------------------------------------------------------------------
Net increase                                   522,573         $31,582,599
---------------------------------------------------------------------------

                                              For the period April 4, 2000
                                           (commencement of operations) to
                                                           August 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    431,899         $31,430,504
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               431,899          31,430,504

Shares
repurchased                                    (45,787)         (3,463,317)
---------------------------------------------------------------------------
Net increase                                   386,112         $27,967,187
---------------------------------------------------------------------------


Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:


                                            Purchase             Sales               Dividend            Market
Affiliates                                    Cost                Cost                Income             Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Class A                   $ 14,115,319         $ 1,008,514            $200,710        $         --
ArthroCare Corp.                            43,028,520                  --                  --          63,590,500
Guilford Pharmaceuticals, Inc.              12,597,904          10,337,858                  --                  --
IDEXX Laboratories, Inc.                    12,752,275                  --                  --          51,267,700
Inhale Therapeutic Systems, Inc.             6,692,361          12,595,120                  --                  --
Molecular Devices Corp.                      1,100,042           5,459,032                  --                  --
Province Healthcare Co.                     14,629,352          10,316,521                  --                  --
SonoSite, Inc.                              12,001,842                  --                  --          15,866,094
Trimeris, Inc.                               3,098,196           4,928,814                  --                  --
Ventana Medical Systems, Inc.                9,783,305          10,230,839                  --                  --
Wesley Jessen Visioncare                       715,212          24,344,956                  --                  --
------------------------------------------------------------------------------------------------------------------
  Totals                                  $130,514,328         $79,221,654            $200,710        $130,724,294



FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $323,897,320 as capital gain, for its taxable year ended August 31, 2000.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN008  64666  021/335/2AB  10/00


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Health Sciences Trust
Supplement to Annual Report dated 8/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 8/31/00

                                                              NAV
1 year                                                       39.29%
5 years                                                     212.00
Annual average                                               25.55
10 years                                                    572.11
Annual average                                               20.99
Life of fund (since class A inception, 5/28/82)            2508.76
Annual average                                               19.56

Share value:                                                  NAV
4/4/00 (Y share inception)                                  $70.52
8/31/00                                                     $82.28
----------------------------------------------------------------------------
Distributions:       No.      Income       Capital gains       Total
                     --         --              --              --
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.